Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Components For The Cumulative Effect Adjustment

The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

(Amounts in millions)	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholders’ equity
Investment securities	$267	$(267)	$—
Adjustment to DAC	(4)	1	(3)
Adjustment to sales inducements	(1)	1	—
Provision for income taxes	(93)	94	1

Net cumulative effect adjustment	$169	$(171)	$(2)

Assets And Liabilities Of The Newly Consolidated Entities

The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

(Amounts in millions)	Carrying value (1)	Adjustment for election of fair value option (2)	Amounts recorded upon consolidation
Assets
Restricted commercial mortgage loans	$564	$—	$564
Restricted other invested assets	409	(30)	379
Accrued investment income	2	—	2

Total assets	975	(30)	945

Liabilities
Other liabilities	138	—	138
Borrowings related to securitization entities	644	(80)	564

Total liabilities	782	(80)	702

Net assets and liabilities of newly consolidated entities	$193	$50	243

Less: amortized cost of fixed maturity securities previously recorded (3)			404

Cumulative effect adjustment to retained earnings upon adoption, pre-tax			(161)
Tax effect			57

Net cumulative effect adjustment to retained earnings upon adoption			$(104)

(1)

Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.

(2)	Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated securitization entities where we have elected fair value option.
(3)	Fixed maturity securities that were previously recorded had net unrealized investment losses of $91 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

Components For The Cumulative Effect Adjustment Related To The Adoption Of New Accounting Guidance

The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

(Amounts in millions)	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholders’ equity
Investment securities	$(588)	$588	$—
Adjustment to DAC	33	(26)	7
Adjustment to PVFP	9	(7)	2
Adjustment to sales inducements	5	(5)	—
Adjustment to certain benefit reserves	—	1	1
Provision for income taxes	192	(196)	(4)

Net cumulative effect adjustment	$(349)	$355	$6

Balance Sheet Reflecting The Impact Of Accounting Changes Retrospectively Adopted

The following table presents the balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Assets
Total investments	$71,904	$—	$—	$71,904
Cash and cash equivalents	4,488	—	—	4,488
Accrued investment income	691	—	—	691
Deferred acquisition costs	7,327	(2,134)	—	5,193
Intangible assets	577	3	—	580
Goodwill	1,253	—	—	1,253
Reinsurance recoverable	16,982	—	16	16,998
Other assets	958	—	—	958
Separate account assets	10,122	—	—	10,122

Total assets	$114,302	$(2,131)	$16	$112,187

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$31,971	$3	$201	$32,175
Policyholder account balances	26,345	—	—	26,345
Liability for policy and contract claims	7,620	—	—	7,620
Unearned premiums	4,257	(34)	—	4,223
Other liabilities	6,308	—	—	6,308
Borrowings related to securitization entities	396	—	—	396
Non-recourse funding obligations	3,256	—	—	3,256
Long-term borrowings	4,726	—	—	4,726
Deferred tax liability	1,636	(733)	(65)	838
Separate account liabilities	10,122	—	—	10,122

Total liabilities	96,637	(764)	136	96,009

Stockholders’ equity:
Class A common stock	1	—	—	1
Additional paid-in capital	12,124	12	—	12,136
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,586	31	—	1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)	—	—	(132)

Net unrealized investment gains (losses)	1,454	31	—	1,485

Derivatives qualifying as hedges	2,009	—	—	2,009
Foreign currency translation and other adjustments	558	(5)	—	553

Total accumulated other comprehensive income (loss)	4,021	26	—	4,047
Retained earnings	3,095	(1,391)	(120)	1,584
Treasury stock, at cost	(2,700)	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,541	(1,353)	(120)	15,068
Noncontrolling interests	1,124	(14)	—	1,110

Total stockholders’ equity	17,665	(1,367)	(120)	16,178

Total liabilities and stockholders’ equity	$114,302	$(2,131)	$16	$112,187

The following table presents the balance sheet as of December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Assets
Total investments	$68,437	$—	$—	$68,437
Cash and cash equivalents	3,132	—	—	3,132
Accrued investment income	733	—	—	733
Deferred acquisition costs	7,256	(2,061)	—	5,195
Intangible assets	741	3	—	744
Goodwill	1,329	—	—	1,329
Reinsurance recoverable	17,191	—	15	17,206
Other assets	810	—	—	810
Deferred tax asset	1,100	11	—	1,111
Separate account assets	11,666	—	—	11,666

Total assets	$112,395	$(2,047)	$15	$110,363

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$30,717	$3	$185	$30,905
Policyholder account balances	26,978	—	—	26,978
Liability for policy and contract claims	6,933	—	—	6,933
Unearned premiums	4,541	(34)	—	4,507
Other liabilities	6,085	—	—	6,085
Borrowings related to securitization entities	494	—	—	494
Non-recourse funding obligations	3,437	—	—	3,437
Long-term borrowings	4,952	—	—	4,952
Deferred tax liability	1,621	(700)	(60)	861
Separate account liabilities	11,666	—	—	11,666

Total liabilities	97,424	(731)	125	96,818

Stockholders’ equity:
Class A common stock	1	—	—	1
Additional paid-in capital	12,095	12	—	12,107
Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	21	20	—	41
Net unrealized gains (losses) on other-than-temporarily impaired securities	(121)	—	—	(121)

Net unrealized investment gains (losses)	(100)	20	—	(80)

Derivatives qualifying as hedges	924	—	—	924
Foreign currency translation and other adjustments	668	(6)	—	662

Total accumulated other comprehensive income (loss)	1,492	14	—	1,506
Retained earnings	2,973	(1,328)	(110)	1,535
Treasury stock, at cost	(2,700)	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	13,861	(1,302)	(110)	12,449
Noncontrolling interests	1,110	(14)	—	1,096

Total stockholders’ equity	14,971	(1,316)	(110)	13,545

Total liabilities and stockholders’ equity	$112,395	$(2,047)	$15	$110,363

Income Statement Reflecting The Impact Of Accounting Changes Retrospectively Adopted

The following table presents the income statement for year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Revenues:
Premiums	$5,705	$—	$—	$5,705
Net investment income	3,380	—	—	3,380
Net investment gains (losses)	(220)	—	—	(220)
Insurance and investment product fees and other	1,479	24	—	1,503

Total revenues	10,344	24	—	10,368

Benefits and expenses:
Benefits and other changes in policy reserves	5,926	—	15	5,941
Interest credited	794	—	—	794
Acquisition and operating expenses, net of deferrals	2,032	262	—	2,294
Amortization of deferred acquisition costs and intangibles	743	(145)	—	598
Goodwill impairment	29	—	—	29
Interest expense	506	—	—	506

Total benefits and expenses	10,030	117	15	10,162

Income before income taxes	314	(93)	(15)	206
Provision for income taxes	53	(30)	(5)	18

Net income	261	(63)	(10)	188
Less: net income attributable to noncontrolling interests	139	—	—	139

Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$49

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (1)	$0.25	$(0.13)	$(0.02)	$0.10

Diluted (1)	$0.25	$(0.13)	$(0.02)	$0.10

(1)	May not total due to whole number calculation.

The following table presents the income statement for year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Revenues:
Premiums	$5,854	$—	$—	$5,854
Net investment income	3,266	—	—	3,266
Net investment gains (losses)	(143)	—	—	(143)
Insurance and investment product fees and other	1,112	—	—	1,112

Total revenues	10,089	—	—	10,089

Benefits and expenses:
Benefits and other changes in policy reserves	5,994	1	6	6,001
Interest credited	841	—	—	841
Acquisition and operating expenses, net of deferrals	1,965	252	—	2,217
Amortization of deferred acquisition costs and intangibles	756	(130)	—	626
Interest expense	457	—	—	457

Total benefits and expenses	10,013	123	6	10,142

Income before income taxes	76	(123)	(6)	(53)
Benefit for income taxes	(209)	(37)	(2)	(248)

Net income	285	(86)	(4)	195
Less: net income attributable to noncontrolling interests	143	—	—	143

Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$52

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (1)	$0.29	$(0.18)	$(0.01)	$0.11

Diluted (1)	$0.29	$(0.17)	$(0.01)	$0.11

(1)	May not total due to whole number calculation.

The following table presents the income statement for year ended December 31, 2009 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Revenues:
Premiums	$6,019	$—	$—	$6,019
Net investment income	3,033	—	—	3,033
Net investment gains (losses)	(1,041)	—	—	(1,041)
Insurance and investment product fees and other	1,058	—	—	1,058

Total revenues	9,069	—	—	9,069

Benefits and expenses:
Benefits and other changes in policy reserves	5,818	(2)	50	5,866
Interest credited	984	—	—	984
Acquisition and operating expenses, net of deferrals	1,884	231	—	2,115
Amortization of deferred acquisition costs and intangibles	782	(213)	—	569
Interest expense	393	—	—	393

Total benefits and expenses	9,861	16	50	9,927

Loss before income taxes	(792)	(16)	(50)	(858)
Benefit for income taxes	(393)	(4)	(18)	(415)

Net loss	(399)	(12)	(32)	(443)
Less: net income attributable to noncontrolling interests	61	—	—	61

Net loss available to Genworth Financial, Inc.’s common stockholders	$(460)	$(12)	$(32)	$(504)

Net loss available to Genworth Financial, Inc.’s common stockholders per common share:
Basic (1)	$(1.02)	$(0.03)	$(0.07)	$(1.12)

Diluted (1)	$(1.02)	$(0.03)	$(0.07)	$(1.12)

(1)	May not total due to whole number calculation.

Cash Flows From Operating Activities Reflecting The Impact Of Accounting Changes Retrospectively

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net income	$261	$(63)	$(10)	$188
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(77)	—	—	(77)
Net investment losses	220	—	—	220
Charges assessed to policyholders	(690)	—	—	(690)
Acquisition costs deferred	(899)	262	—	(637)
Amortization of deferred acquisition costs and intangibles	743	(145)	—	598
Goodwill impairment	29	—	—	29
Deferred income taxes	(309)	(38)	(5)	(352)
Gain on sale of subsidiary	(20)	(16)	—	(36)
Net increase in trading securities, held-for-sale investments and derivative instruments	1,451	—	—	1,451
Stock-based compensation expense	31	—	—	31
Change in certain assets and liabilities:
Accrued investment income and other assets	(140)	—	—	(140)
Insurance reserves	2,492	—	15	2,507
Current tax liabilities	131	—	—	131
Other liabilities and policy-related balances	(98)	—	—	(98)

Net cash from operating activities	$3,125	$—	$—	$3,125

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net income	$285	$(86)	$(4)	$195
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(55)	—	—	(55)
Net investment losses	143	—	—	143
Charges assessed to policyholders	(506)	—	—	(506)
Acquisition costs deferred	(839)	252	—	(587)
Amortization of deferred acquisition costs and intangibles	756	(130)	—	626
Deferred income taxes	(294)	(37)	(2)	(333)
Net decrease in trading securities, held-for-sale investments and derivative instruments	(100)	—	—	(100)
Stock-based compensation expense	44	—	—	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(33)	—	—	(33)
Insurance reserves	2,406	1	6	2,413
Current tax liabilities	(173)	—	—	(173)
Other liabilities and policy-related balances	(298)	—	—	(298)

Net cash from operating activities	$1,336	$—	$—	$1,336

The following table presents the cash flows from operating activities for the year ended December 31, 2009 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

(Amounts in millions)	As Originally Reported	Effect of DAC Change	Effect of Reserve Change	As Currently Reported
Cash flows from operating activities:
Net loss	$(399)	$(12)	$(32)	$(443)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	84	—	—	84
Net investment losses	1,041	—	—	1,041
Charges assessed to policyholders	(442)	—	—	(442)
Acquisition costs deferred	(707)	231	—	(476)
Amortization of deferred acquisition costs and intangibles	782	(213)	—	569
Deferred income taxes	(476)	(4)	(18)	(498)
Gain on sale of subsidiary	(4)	—	—	(4)
Net decrease in trading securities, held-for-sale investments and derivative instruments	(59)	—	—	(59)
Stock-based compensation expense	26	—	—	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(90)	—	—	(90)
Insurance reserves	2,763	(2)	50	2,811
Current tax liabilities	(119)	—	—	(119)
Other liabilities and policy-related balances	(469)	—	—	(469)

Net cash from operating activities	$1,931	$—	$—	$1,931